Summary of Significant Accounting Policies (Details) - Schedule of doubtful accounts for accounts receivable and contract assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Doubtful Accounts For Accounts Receivable And Contract Assets Abstract
Balance as of January 1	$ 13,049	$ 12,883
Provisions (reversal of provision) for doubtful accounts	(153)	169
Write offs
Changes due to foreign exchange	(15)	(3)
Balance as of December 31	$ 12,881	$ 13,049